UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

Claymore Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Claymore Advisors, LLC

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Claymore Peroni Equity Opportunities Fund

Portfolio of Investments | February 28, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 84.1%
	Consumer Discretionary - 11.0%
910	Beazer Homes USA, Inc.	$57,739
1,495	GameStop Corp. (a)	59,845
505	Harmen International Industries, Inc.	55,727
730	Johnson Controls, Inc.	52,027
1,350	Life Time Fitness, Inc. (a)	56,646
1,325	Nordstrom, Inc.	50,350
1,250	Nutri/System, Inc. (a)	53,712
1,120	Tractor Supply Co. (a)	70,762

		456,808

	Energy - 5.4%
415	Amerada Hess Corp.	57,399
855	Penn Virginia Corp.	52,882
750	Sunoco, Inc.	55,575
1,110	Valero Energy Corp.	59,707

		225,563

	Financials - 7.9%
650	Affiliated Managers Group, Inc. (a)	63,979
435	Bear Stearns Cos., Inc.	58,481
2,435	Brown & Brown, Inc.	76,142
1,090	CB Richard Ellis Group, Inc. (a)	74,861
585	Loews Corp.	53,972

		327,435

	Healthcare - 19.4%
1,160	Aetna, Inc.	59,160
550	Alcon, Inc. (Switzerland)	63,338
1,045	Chemed Corp.	57,935
1,035	Covance, Inc. (a)	58,426
1,600	DJ Orthopedics, Inc. (a)	55,808
660	Davita, Inc. (a)	38,537
740	Genentech, Inc. (a)	63,411
1,270	Gilead Sciences, Inc. (a)	79,083
1,585	GlaxoSmithKline PLC-ADR (United Kingdom)	80,550
1,095	Hologic, Inc. (a)	52,374
265	Intuitive Surgical, Inc. (a)	23,903
990	Medco Health Solutions, Inc. (a)	55,163
1,235	Resmed, Inc. (a)	50,129
1,105	UnitedHealth Group, Inc.	64,344

		802,161

	Industrials - 20.6%
1,180	Ametek, Inc.	50,551
785	Boeing Co.	57,062
835	Caterpillar, Inc.	61,022
455	Emerson Electric Co.	37,223
365	Fedex Corp.	39,143
3,255	Fuel-Tech N.V. (a)	37,205
1,400	Honeywell International, Inc.	57,330
1,150	ITT Industries, Inc.	60,375
1,110	Jacobs Engineering Group, Inc. (a)	95,171
1,235	Oshkosh Truck Corp.	70,062
1,105	Precision Castparts Corp.	58,609
1,730	Roper Industries, Inc.	77,971
835	Stericycle, Inc. (a)	50,476
615	3M Co.	45,258
1,800	Woodward Governor Co.	57,870

		855,328

	Information Technology - 5.3%
2,645	Freescale Semiconductor, Inc. (a)	71,124
1,445	Global Payments, Inc.	75,227
115	Google, Inc. (a)	41,701
1,550	Motorola, Inc.	33,170

		221,222

	Materials - 10.0%
2,030	Cameco Corp. (Canada)	75,354
555	Cleveland-Cliffs, Inc.	47,758
660	Florida Rock Industries, Inc.	38,023
615	Monsanto Co.	51,586
935	Newmont Mining Corp.	49,480
1,870	Peabody Energy Corp.	90,265
1,305	Scotts Miracle-Gro Co. (The)	62,496

		414,962

	Telecommunications - 3.3%
2,180	America Movil Corp. - ADR (Mexico)	75,711
1,140	Nice Systems Ltd. - ADR (Israel) (a)	59,348

		135,059

	Utilities - 1.2%
670	Questar Corp.	49,077

	Total Long-Term Investments - 84.1% (Cost $3,169,456)	3,487,615

	Short-Term Investments - 16.1%
	U.S. Government Agency Obligations - 16.1%
	Fannie Mae Discount Note
	($665,000 par, yielding 4.28%, 3/01/06 maturity)
	(Cost $664,921)	665,000

	Total Investments - 100.2% (Cost $3,834,377)	4,152,615
	Liabilities in Excess of Other Assets - (0.2%)	(7,120)

	Net Assets - 100.0%	$4,145,495

ADR - American Depositary Receipt

(a)	Non-income producing security.

Country Allocation*

United States	89.8%
United Kingdom	2.3%
Mexico	2.2%
Canada	2.2%
Switzerland	1.8%
Israel	1.7%

*	Subject to change daily.

Claymore/Fiduciary Strategic Equity Fund

Portfolio of Investments | February 28, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 100.3%
	Consumer Discretionary - 14.4%
800	CVS Corp.	$22,664
100	Federated Department Stores, Inc.	7,104
200	Harrah’s Entertainment, Inc.	14,384
300	Lennar Corp. - Class A	17,958
300	Lowe’s Cos., Inc.	20,454
500	MGM MIRAGE (a)	18,485
100	Proctor & Gamble Co.	5,993

		107,042

	Energy - 8.5%
300	B.J. Services Co.	9,393
200	Chevron Corp.	11,296
300	Halliburton Co.	20,400
400	Valero Energy Corp.	21,516

		62,605

	Financials - 18.1%
100	Bear Stearns Cos., Inc. (The)	13,444
200	Goldman Sachs Group, Inc.	28,258
200	Legg Mason, Inc.	26,118
300	Lehman Brothers Holdings, Inc.	43,785
400	Wachovia Corp.	22,428

		134,033

	Healthcare - 16.4%
200	Amgen, Inc. (a)	15,098
300	Coventry Health Care, Inc. (a)	17,886
200	Genentech, Inc. (a)	17,138
300	Quest Diagnostics, Inc.	15,861
600	UnitedHealth Group, Inc.	34,938
300	Zimmer Holdings, Inc. (a)	20,754

		121,675

	Industrial - 16.4%
200	Burlington Northern Santa Fe Corp.	15,728
400	Caterpillar, Inc.	29,232
100	Centex Corp.	6,761
200	FedEx Corp.	21,448
600	Honeywell International, Inc.	24,570
400	United Technologies Corp.	23,400

		121,139

	Technology - 19.9%
400	Apple Computer, Inc. (a)	27,416
1,200	BEA Systems, Inc. (a)	13,764
300	Broadcom Corp. - Class A (a)	13,527
500	Corning, Inc. (a)	12,205
100	Google, Inc. (a)	36,262
1,100	Motorola, Inc.	23,540
700	Texas Instruments, Inc.	20,895

		147,609

	Telecommunications - 6.6%
400	Alltel Corp.	25,260
500	Qualcomm, Inc.	23,605

		48,865

	Total Common Stocks - 100.3% (Cost $688,564)	742,968

Contracts (100 shares per contract)	Call Options Purchased (a) - 2.6%	Expiration Date	Exercise Price	Market Value
7	Standard & Poors Midcap 400 Depositary Receipts (Cost $16,814)	January 2007	120.00	19,250

	Total Investments - 102.9% (Cost $705,378)			762,218
	Other Assets less Liabilities - 0.0%			136
	Total Options Written - (2.9%)			(21,330)

	Net Assets - 100.0%			$741,024

(a)	Non-income producing security.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Market Value
1	Alltel Corp.	April 2006	65.00	122
2	Amgen, Inc.	April 2006	80.00	190
1	Apple Computer, Inc.	April 2006	80.00	138
3	Apple Computer, Inc.	July 2006	80.00	1,155
2	B.J. Services Co.	April 2006	35.00	130
6	BEA Systems, Inc.	September 2006	12.50	390
1	Bear Stearns Cos., Inc. (The)	July 2006	135.00	785
1	Broadcom Corp. (b)	May 2006	46.63	465
1	Broadcom Corp. (b)	January 2007	53.38	667
2	Burlington Northern Santa Fe Corp.	July 2006	80.00	920
3	Caterpillar, Inc.	August 2006	75.00	1,425
1	Caterpillar, Inc.	January 2007	75.00	740
1	Centex Corp.	March 2006	70.00	90
2	Chevron Corp.	June 2006	65.00	100
1	Corning, Inc.	March 2006	25.00	45
4	Corning, Inc.	May 2006	25.00	620
1	CVS Corp.	April 2006	30.00	30
5	CVS Corp.	May 2006	30.00	325
1	Federated Department Stores, Inc.	May 2006	75.00	212
1	FedEx Corp.	July 2006	110.00	520
2	Genentech, Inc.	March 2006	90.00	115
2	Goldman Sachs Group, Inc.	July 2006	150.00	880
1	Google, Inc.	March 2006	380.00	810
3	Halliburton Co.	April 2006	72.50	630
1	Harrah’s Entertainment, Inc.	March 2006	75.00	30
1	Harrah’s Entertainment, Inc.	April 2006	75.00	133
4	Honeywell International, Inc.	June 2006	42.50	540
1	Honeywell International, Inc.	January 2007	45.00	210
1	Legg Mason, Inc.	May 2006	135.00	505
1	Legg Mason, Inc.	May 2006	140.00	325
3	Lehman Brothers Holdings, Inc.	July 2006	150.00	2,130
1	Lennar Corp.	May 2006	65.00	175
1	Lennar Corp.	August 2006	65.00	350
1	Lennar Corp.	August 2006	70.00	190
3	Lowe’s Corp.	April 2006	70.00	420
5	MGM MIRAGE	March 2006	40.00	75
1	Motorola, Inc.	March 2006	22.50	12
9	Motorola, Inc.	April 2006	25.00	113
1	Motorola, Inc.	July 2006	25.00	50
1	Proctor & Gamble Co.	July 2006	65.00	45
1	Qualcomm, Inc.	April 2006	50.00	100
4	Qualcomm, Inc.	July 2006	50.00	1,010
7	Standard & Poors Midcap 400 Depositary Receipts	March 2006	142.00	980
1	Texas Instruments, Inc.	March 2006	32.50	8
2	Texas Instruments, Inc.	April 2006	35.00	15
1	Texas Instruments, Inc.	July 2006	35.00	57
2	UnitedHealth Group, Inc.	March 2006	60.00	95
2	UnitedHealth Group, Inc.	June 2006	65.00	185
1	UnitedHealth Group, Inc.	September 2006	65.00	195
1	UnitedHealth Group, Inc.	January 2007	65.00	360
3	Valero Energy Corp.	March 2006	55.00	390
1	Valero Energy Corp.	April 2006	55.00	278
1	Wachovia Corp.	April 2006	57.50	95
1	Wachovia Corp.	July 2006	57.50	185
1	Wachovia Corp.	July 2006	60.00	92
1	Wachovia Corp.	January 2007	60.00	213
1	Zimmer Holdings, Inc.	April 2006	75.00	75
1	Zimmer Holdings, Inc.	June 2006	75.00	190

	Total Call Options Written (Premiums received $26,840)			$21,330

(a)	Non-income producing security.

(b)	Each contract represents 150 shares.

See previously submitted notes to financial statements for the period ended November 30, 2005.

Claymore/Fiduciary Large Cap Core Fund

Portfolio of Investments | February 28, 2006 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.7%
	Consumer Discretionary - 13.6%
110	CVS Corp.	$3,116
20	Federated Department Stores, Inc.	1,421
20	Harrah’s Entertainment, Inc.	1,438
45	Lennar Corp. - Class A	2,694
45	Lowe’s Cos., Inc.	3,068
70	MGM MIRAGE (a)	2,588

		14,325

	Consumer Staples - 1.6%
28	Proctor & Gamble Co.	1,678

	Energy - 8.4%
35	Baker Hughes, Inc.	2,379
35	B.J. Services Co.	1,096
40	Exxon Mobil Corp.	2,375
55	Valero Energy Corp.	2,958

		8,808

	Financials - 19.7%
65	Bank of America Corp.	2,980
20	Bear Stearns Cos., Inc. (The)	2,689
30	Goldman Sachs Group, Inc.	4,239
15	Legg Mason, Inc.	1,959
40	Lehman Brothers Holdings, Inc.	5,838
55	Wachovia Corp.	3,084

		20,789

	Healthcare - 16.5%
35	Amgen, Inc. (a)	2,642
47	Coventry Health Care, Inc. (a)	2,802
35	Genentech, Inc. (a)	2,999
40	Quest Diagnostics, Inc.	2,115
75	UnitedHealth Group, Inc.	4,367
35	Zimmer Holdings, Inc. (a)	2,421

		17,346

	Industrial - 17.8%
40	Burlington Northern Santa Fe Corp.	3,146
70	Caterpillar, Inc.	5,116
30	FedEx Corp.	3,217
85	Honeywell International, Inc.	3,481
65	United Technologies Corp.	3,802

		18,762

	Technology - 14.7%
40	Apple Computer, Inc. (a)	2,742
220	BEA Systems, Inc. (a)	2,523
30	Broadcom Corp. - Class A (a)	1,353
7	Google, Inc. - Class A (a)	2,538
155	Motorola, Inc.	3,317
100	Texas Instruments, Inc.	2,985

		15,458

	Telecommunications - 7.4%
50	Alltel Corp.	3,158
55	Corning, Inc. (a)	1,342
70	Qualcomm, Inc.	3,305

		7,805

	Total Investments - 99.7% (Cost $99,005)	104,971
	Other Assets in Excess of Liabilities - 0.3%	360

	Net Assets - 100.0%	$105,331

(a)	Non-income producing security.

Country Allocation*
United States	100.0%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2005.

Claymore Core Equity Fund

Portfolio of Investments | February 28, 2006 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.3%
	Consumer Discretionary - 10.5%
10	Abercrombie & Fitch Co. - Class A	$673
15	BorgWarner, Inc.	837
20	Brinker International, Inc.	833
54	Home Depot, Inc.	2,276
10	Hovnanian Enterprises - Class A (a)	461
30	Kohl’s Corp. (a)	1,443
65	McDonald’s Corp.	2,269
15	Nike, Inc. - Class B	1,302
37	Panera Bread Co. - Class A (a)	2,622
63	Quicksilver, Inc. (a)	914
35	Toll Brothers, Inc. (a)	1,133
10	Toyota Motor Corp. - ADR (Japan)	1,069
72	Walt Disney Co. (The)	2,015

		17,847

	Consumer Staples - 7.2%
18	Alberto-Culver, Inc.	822
30	Altria Group, Inc.	2,157
17	Costco Wholesale Corp.	872
40	Pepsico, Inc.	2,364
50	Wal-Mart Stores, Inc.	2,268
55	Walgreen Co.	2,467
20	Wrigley WM Jr. Co.	1,271

		12,221

	Energy - 8.6%
20	Apache Corp.	1,338
55	Baker Hughes, Inc.	3,738
20	Cimarex Energy Co.	853
25	ConocoPhillips	1,524
54	Exxon Mobil Corp.	3,206
13	Hydril (a)	875
12	Occidental Petroleum Corp.	1,098
38	Valero Energy Corp.	2,044

		14,676

	Financials - 21.8%
25	Aflac, Inc.	1,156
25	American Express Co.	1,347
52	Bank of America Corp.	2,384
53	BB&T Corp.	2,095
35	Capital One Financial Corp.	3,066
55	CIT Group, Inc.	2,957
53	Citigroup, Inc.	2,458
42	Edwards (A.G.), Inc.	1,877
30	First Republic Bank	1,089
24	Franklin Resources, Inc.	2,464
49	Fremont General Corp.	1,162
15	Golden West Financial Corp.	1,065
10	Lehman Brothers Holdings, Inc.	1,460
20	Metlife, Inc.	1,002
20	Northern Trust Corp.	1,054
22	T Rowe Price Group, Inc.	1,689
25	UnionBanCal Corp.	1,727
48	Wachovia Corp.	2,691
48	Wells Fargo & Co.	3,082
24	Zenith National Insurance Corp.	1,236

		37,061

	Healthcare - 13.8%
48	Aetna, Inc.	2,448
25	Amgen, Inc. (a)	1,887
55	Astrazeneca PLC - ADR (United Kingdom)	2,544
49	Biomet, Inc.	1,784
20	Biosite, Inc. (a)	1,082
25	Community Health Systems, Inc. (a)	948
45	Gilead Sciences, Inc. (a)	2,802
40	Johnson & Johnson	2,306
25	Molecular Devices Corp. (a)	796
45	St. Jude Medical, Inc. (a)	2,052
33	UnitedHealth Group, Inc.	1,922
27	Waters Corp. (a)	1,154
24	Wellpoint, Inc. (a)	1,843

		23,568

	Industrial - 11.5%
29	Caterpillar, Inc.	2,119
16	Cummins, Inc.	1,733
25	Danaher Corp.	1,515
15	General Dynamics Corp.	1,849
51	General Electric Co.	1,676
35	Norfolk Southern Corp.	1,791
65	Old Dominion Freight Line (a)	1,713
44	Oshkosh Truck Corp.	2,496
28	Paccar, Inc.	1,956
30	Skywest, Inc.	869
25	United Parcel Service - Class B	1,868

		19,585

	Information Technology - 17.9%
26	Amphenol Corp. - Class A	1,306
148	Cisco Systems, Inc. (a)	2,996
24	Cognizant Technology Solutions - Class A (a)	1,383
66	Dell, Inc. (a)	1,914
55	eBay, Inc. (a)	2,203
10	EMC Corp. (a)	140
96	Hewlett-Packard Co.	3,150
100	Intel Corp.	2,060
119	Ixia (a)	1,435
65	Linear Technology Corp.	2,396
85	Microsoft Corp.	2,287
100	Motorola, Inc.	2,140
149	Oracle Corp. (a)	1,851
42	Rofin-Sinar Technologies, Inc. (a)	2,213
34	Webex Communications, Inc. (a)	948
65	Yahoo, Inc. (a)	2,084

		30,506

	Materials - 3.1%
30	Air Products & Chemicals, Inc.	1,925
35	Dow Chemical	1,506
50	RPM International, Inc.	902
20	Rohm and Haas Co.	995

		5,328

	Telecommunications - 2.6%
35	Alltel Corp.	2,210
65	Verizon Communications, Inc.	2,191

		4,401

	Utilities - 3.3%
18	Exelon Corp.	1,028
30	FPL Group, Inc.	1,258
15	MDU Resources Group, Inc.	529
45	NSTAR	1,321
49	PPL Corp.	1,558

		5,694

	Total Investments - 100.3% (Cost $162,814)	170,887
	Liabilities in Excess of Other Assets - (0.3%)	(529)

	Net Assets - 100.0%	$170,358

ADR - American Depositary Receipt.

(a)	Non-income producing security.

Country Allocation*
United States	97.9%
United Kingdom	1.5%
Japan	0.6%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2005.

Claymore/Zacks Multi-Cap Opportunities Fund

Portfolio of Investments | February 28, 2006 (Unaudited)

Number of Shares		Value
	Common Stocks - 95.5%
	Consumer Discretionary - 13.7%
68	Children’s Place Retail Stores, Inc. (a)	$3,174
43	J.C. Penny Co.	2,522
22	Lowe’s Corp.	1,500
33	Marriott International, Inc. - Class A	2,257
72	McDonald’s Corp.	2,514
75	Men’s Wearhouse, Inc. (The)	2,349
25	Nike Inc. - Class B	2,170
39	Oxford Industries, Inc.	1,785
39	Pantry, Inc. (a)	2,308
43	Thor Industries, Inc.	2,030
24	Wesco International, Inc. (a)	1,376

		23,985

	Consumer Staples - 10.0%
63	Coca-cola Femsa SA - ADR (Mexico)	1,927
40	Colgate-Palmolive Co.	2,179
71	Hain Celestial Group, Inc. (a)	1,657
34	Hershey Co. (The)	1,739
104	Kroger Co.	2,084
43	Manpower, Inc.	2,307
35	Pepsico, Inc.	2,069
24	Proctor & Gamble Co.	1,438
75	Resources Connections, Inc. (a)	2,064

		17,464

	Energy - 6.8%
63	B.J. Services Co.	1,973
49	BP Plc - ADR (United Kingdom)	3,255
53	ConocoPhillips	3,231
56	Dresser-Rand Group, Inc. (a)	1,416
43	Peabody Energy Group	2,076

		11,951

	Financials - 9.6%
7	Ameriprise Financial, Inc.	318
47	Bank of America Corp.	2,155
64	E*Trade Group, Inc. (a)	1,637
28	Franklin Resources, Inc.	2,875
29	Hartford Financial Services Group	2,389
39	PNC Financial Services Group	2,744
77	UCBH Holdings, Inc.	1,378
55	W.R. Berkley Corp.	3,184

		16,680

	Healthcare - 16.9%
74	Aetna, Inc.	3,774
23	Amgen, Inc. (a)	1,736
43	Astrazeneca PLC - ADR (United Kingdom)	1,989
28	Barr Pharmaceuticals, Inc. (a)	1,881
32	Bausch & Lomb, Inc.	2,215
20	Becton Dickinson & Co.	1,277
25	Covance, Inc. (a)	1,411
36	Dentsply International, Inc.	2,052
46	Edwards Lifesciences Corp. (a)	1,902
64	First Horizon Pharmaceuticals (a)	1,313
29	Genzyme Corp. (a)	2,011
5	Hospira, Inc. (a)	199
40	Johnson & Johnson	2,306
82	Teva Pharmaceutical - ADR (Israel)	3,443
27	Wellpoint, Inc. (a)	2,073

		29,582

	Industrial - 12.4%
39	Armor Holdings, Inc. (a)	2,290
32	Burlington Northern Santa Fe Corp.	2,516
38	Cognex Corp.	1,045
37	Cymer (a)	1,664
27	Emerson Electric Co.	2,209
29	FedEx Corp.	3,110
26	Fischer Scientific International, Inc. (a)	1,772
48	Molex, Inc. - Class A	1,363
42	Raytheon Company	1,823
22	Terex Corp. (a)	1,741
43	Thomas & Betts Corp. (a)	2,116

		21,649

	Information Technology - 12.6%
52	Acxiom Corp.	1,346
49	Adobe Systems, Inc.	1,892
46	Automatic Data Processing, Inc.	2,125
78	BMC Software, Inc. (a)	1,706
53	Electronics for Imaging, Inc. (a)	1,421
8	Freescale Semiconductors, Inc. - Class B (a)	216
63	Hewlett-Packard Co.	2,067
25	IBM Corp.	2,006
67	MEMC Electronic Materials, Inc. (a)	2,244
29	Marvell Technology Group Ltd. - ADR (Bermuda) (a)	1,775
57	Maxim Integrated Products, Inc.	2,228
45	Network Appliance, Inc. (a)	1,492
56	Xilinx, Inc.	1,528

		22,046

	Materials - 1.9%
55	Amcol International Corp.	1,519
38	Inco, Ltd. (Canada) (a)	1,836

		3,355

	Telecommunications - 8.0%
54	Amdocs Ltd. (Guernsey) (a)	1,788
146	AT&T, Inc.	4,028
61	Comverse Technology, Inc. (a)	1,754
59	Harris Corp	2,695
90	Priceline.com, Inc. (a)	2,209
103	Tellabs, Inc. (a)	1,513

		13,987

	Utilities - 3.5%
34	California Water Service Group	1,488
56	Progress Energy, Inc	2,485
41	TXU Corp.	2,148

		6,121

	Total Common Stocks - 95.5% (Cost $161,389)	166,820

	Investment Companies - 2.4%
31	iShares COMEX Gold Trust (a)	1,737
73	Utilities Select Sector SPDR Fund	2,378

	Total Investment Companies - 2.4% (Cost $3,963)	4,115

	Total Investments - 97.8% (Cost $165,352)	170,935
	Other Assets in Excess of Liabilities - 2.2%	3,748

	Net Assets - 100.0%	$174,683

ADR - American Depositary Receipt.

(a)	Non-income producing security.

Country Allocation*
United States	91.7%
United Kingdom	3.1%
Israel	2.0%
Mexico	1.1%
Guernsey	1.1%
Bermuda	1.0%

*	Subject to change daily and percentages are based on total investments.

Equity securities listed on an exchange are valued at the last reported sale price on the principal exchange on which they are traded. Equity securities traded on an exchange for which there are no sales on a given day are valued at the mean of the most recent bid and asked price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in over the counter markets are valued at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

See previously submitted prospectus.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Trust

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer
Date:	April 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer
Date:	April 27, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer
Date:	April 27, 2006